Cover Page	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	CATERPILLAR FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11241
Entity Tax Identification Number	37-1105865
Entity Address, Address Line One	2120 West End Avenue
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203-0001
City Area Code	(615)
Local Phone Number	341-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Medium-Term Notes, Series K,4.850% Notes Due 2029
Trading Symbol	CAT/29
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000764764
Amendment Flag	false